Debt Obligations Net - Summary of Outstanding Debt Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 10, 2021	Oct. 25, 2019
Debt Instrument [Line Items]
Aggregate Facility Size	$ 377,000		$ 850,000
Outstanding Debt	360,260	$ 28,190	700,000
Amount Available	15,012		149,102
Carrying value	356,386		$ 683,338
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Instrument [Line Items]
Aggregate Facility Size	377,000	316,000
Outstanding Debt	360,260	291,172
Amount Available	15,012	23,100
Carrying value	$ 356,386	$ 287,104
Interest Rate		7.94%
Revolving Credit Facility #1 [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Instrument [Line Items]
Current Maturity Date	Feb. 28, 2022	Feb. 28, 2022
Aggregate Facility Size	$ 105,000	$ 50,000
Outstanding Debt	92,895
Amount Available	10,377	20,082
Carrying value	$ 92,522	$ 28,101
Interest Rate	4.75%	6.22%
Revolving Credit Facility #2 [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Instrument [Line Items]
Current Maturity Date	Aug. 20, 2021	Aug. 20, 2021
Aggregate Facility Size	$ 22,000	$ 16,000
Outstanding Debt	17,365	12,982
Amount Available	4,635	3,018
Carrying value	$ 17,303	$ 12,834
Interest Rate	4.49%	5.61%
Term Loan [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Instrument [Line Items]
Current Maturity Date	Oct. 25, 2029	Oct. 25, 2029
Aggregate Facility Size	$ 250,000	$ 250,000			$ 250,000
Outstanding Debt	250,000	250,000
Amount Available	0	0
Carrying value	$ 246,561	$ 246,169
Interest Rate	7.86%
2031 Notes
Debt Instrument [Line Items]
Interest Rate			3.13%
Senior Notes | 2031 Notes
Debt Instrument [Line Items]
Aggregate Facility Size			$ 700,000	$ 700,000
Outstanding Debt			700,000
Amount Available			0
Carrying value			683,338
Interest Rate				3.125%
Line of Credit | Revolving Credit Facility | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate Facility Size			150,000
Outstanding Debt			0
Amount Available			149,102
Carrying value			$ 0
Interest Rate			3.47%
Line of Credit | Revolving Credit Facility #1 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate Facility Size	$ 105,000
Outstanding Debt	92,895
Amount Available	10,377
Carrying value	$ 92,522
Interest Rate	4.75%
Line of Credit | Revolving Credit Facility #2 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate Facility Size	$ 22,000
Outstanding Debt	17,365
Amount Available	4,635
Carrying value	$ 17,303
Interest Rate	4.49%
Secured Debt | Term Loan [Member]
Debt Instrument [Line Items]
Aggregate Facility Size	$ 250,000
Outstanding Debt	250,000
Amount Available	0
Carrying value	$ 246,561
Interest Rate	7.86%